Significant Accounting Policies - Schedule of Intangible Asset (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Gross carrying amount	$ 1,073	$ 1,073	$ 1,073
Accumulated amortization	753	645	431
Net carrying amount	$ 320	$ 428	$ 642